Summary of significant accounting policies (Details) - Schedule of table lists the constituent companies	12 Months Ended
Dec. 31, 2022
Brera Holdings PLC [Member]
Summary of significant accounting policies (Details) - Schedule of table lists the constituent companies [Line Items]
Jurisdiction	Ireland
Incorporation Date	June 30, 2022
Ownership	Group Holding Company
Brera Milano Srl [Member]
Summary of significant accounting policies (Details) - Schedule of table lists the constituent companies [Line Items]
Jurisdiction	Italy
Incorporation Date	December 20, 2016
Ownership	100% (via Brera Holdings PLC)